Interest in Joint Ventures - Summarized Financial Information of Aggregated Individually Immaterial Joint Ventures (Detail) - Aggregated individually immaterial joint ventures [member] - CNY (¥)
¥ in Millions
12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint ventures [line items]
Aggregate carrying amount of individually immaterial joint ventures	¥ 3,618	¥ 3,341	¥ 3,225
Aggregate amounts of the Group's share of Profit from continuing operations and total comprehensive income	¥ 304	¥ 271	¥ 309